Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents

	JPY (millions) As of March 31
	2024	2025
Cash and deposits	¥205,190	¥233,742
Short-term investments	252,611	151,371
Total	¥457,800	¥385,113